Schedule of investments
Delaware Ivy Natural Resources Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 2.39%
Sprott Physical Uranium Trust †	457,631	$ 5,775,875
Total Closed-Ended Trust (cost $5,282,710)		5,775,875

Common Stocks – 97.77%Δ
Brazil − 4.25%
Wheaton Precious Metals	237,868	10,280,655
		10,280,655
Burkina Faso − 1.43%
Endeavour Mining	144,427	3,468,510
		3,468,510
Canada − 13.82%
ERO Copper †	381,167	7,711,097
Hudbay Minerals	1,115,022	5,352,106
Kinross Gold	1,172,270	5,591,728
Li-Cycle Holdings †	528,140	2,931,177
Nutrien	139,891	8,260,563
Parex Resources	179,342	3,595,639
		33,442,310
Hong Kong − 0.00%
China Metal Recycling Holdings =, †	30,000,000	0
		0
Netherlands − 5.47%
Shell	444,162	13,250,102
		13,250,102
South Africa − 2.87%
Anglo American	244,173	6,952,463
		6,952,463
United Kingdom − 3.06%
BP ADR	209,930	7,408,430
		7,408,430
United States − 66.87%
Alcoa	186,285	6,320,650
Archer-Daniels-Midland	73,275	5,536,659
Arcosa	118,994	9,016,175
Bunge	77,489	7,311,087
CF Industries Holdings	143,521	9,963,228
Chesapeake Energy	85,149	7,125,268
Chord Energy	32,431	4,987,888
Corteva	95,635	5,479,886
Darling Ingredients †	102,961	6,567,882
Denbury †	56,773	4,897,239
Freeport-McMoRan	155,674	6,226,960
GrafTech International	536,749	2,705,215
Kimbell Royalty Partners	527,272	7,756,171
Louisiana-Pacific	67,213	5,039,631
Net Power †	136,182	1,770,366
Newmont	271,846	11,596,950
	Number ofshares	Value (US $)
Common StocksΔ (continued)
United States (continued)
NuScale Power †	329,235	$ 2,238,798
Occidental Petroleum	125,267	7,365,700
Permian Resources	373,618	4,094,853
Schlumberger	149,999	7,367,951
Spruce Power Holding †	1,772,314	1,438,765
Sunrun †	138,526	2,474,074
Sylvamo	75,221	3,042,689
Unit	138,427	6,627,885
United States Steel	92,880	2,322,929
Valaris †	58,434	3,677,252
Valero Energy	78,348	9,190,220
Weyerhaeuser	290,569	9,736,967
		161,879,338
Total Common Stocks (cost $269,414,964)		236,681,808

Short-Term Investments – 0.26%
Money Market Mutual Funds – 0.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	155,433	155,433
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	155,434	155,434
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	155,434	155,434
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	155,434	155,434
Total Short-Term Investments (cost $621,735)		621,735

Total Value of Securities−100.42% (cost $275,319,409)		243,079,418
Liabilities Net of Receivables and Other Assets — (0.42%)		(1,011,570)
Net Assets Applicable to 15,361,617 Shares Outstanding — 100.00%	$242,067,848
†	Non-income producing security.
Δ	Securities have been classified by country of risk.
NQ- IV955 [0623] 0823 (3053808)    1

Schedule of investments
Delaware Ivy Natural Resources Fund   (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV955 [0623] 0823 (3053808)